Consolidated Statement of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 108,894	$ 5,489,823	$ (1,150,011)	$ 156,738	$ 4,605,444
Balance (in shares) at Dec. 31, 2010	21,778,866
Net loss			(1,967,256)		(1,967,256)
Other comprehensive loss				(133,665)	(133,665)
Stock-based compensation		576,498			576,498
Issuance of warrants	0	46,353	0	0	46,353
Balance at Dec. 31, 2011	108,894	6,112,674	(3,117,267)	23,073	3,127,374
Balance (in shares) at Dec. 31, 2011	21,778,866
Net loss			(85,070)		(85,070)
Other comprehensive loss				(27,878)	(27,878)
Stock-based compensation		279,362			279,362
Issuance of Common Stock, private equity	28,497	1,966,303			1,994,800
Issuance of Common Stock, private equity (in shares)	5,699,428
Issuance of Common Stock for services	625	49,375			50,000
Issuance of Common Stock for services (in shares)	125,000
Conversion of subordinated debt	21,111	1,456,649	0	0	1,477,760
Conversion of subordinated debt (in shares)	4,222,000
Balance at Dec. 31, 2012	$ 159,127	$ 9,864,363	$ (3,202,337)	$ (4,805)	$ 6,816,348
Balance (in shares) at Dec. 31, 2012	31,825,294